Income Taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Total loss before income taxes	¥ (66,167)	$ (9,623)	¥ (94,271)	¥ (57,472)
Income tax expense computed at PRC statutory rate	(16,542)	(2,408)	(23,569)
International tax rate differential	(1,668)	(243)	2,650
Preferential tax rate	6,397	930	4,004
Deferred tax items tax rate differential	(6,390)	(929)	(4,951)
Research and development super-deduction	(21,559)	(3,134)	(7,787)
Non-deductible expenses	5,701	829	1,482
Outside basis differences			(7,475)
Deferred tax expense	4,073	592
Changes in valuation allowance	30,018	4,367	31,666
Income tax expense/(benefit)	¥ 30	$ 4	¥ (3,980)	¥ 3,910